Unaudited Condensed Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Live streaming - consumable virtual items revenue	¥ 1,377,720	$ 193,677	¥ 1,133,248
Live streaming - time based virtual items revenue	21,037	2,957	25,527
Technical services and others	20,658	2,904	12,416
Total revenues	1,419,415	199,538	1,171,191
Cost of revenues	(1,141,205)	(160,428)	(938,797)
Gross profit	278,210	39,110	232,394
Operating expenses
Sales and marketing expenses	(1,427)	(201)	(3,746)
General and administrative expenses	(46,253)	(6,502)	(38,606)
Provision for doubtful accounts	(7,552)	(1,062)	(3,405)
Research and development expenses	(53,716)	(7,551)	(39,793)
Total operating expenses	(108,948)	(15,316)	(85,550)
Income from operations	169,262	23,794	146,844
Change in fair value of contingent consideration	16,065	2,258	45,463
Change in fair value of warrants liability	10,340	1,454	21,830
Change in fair value of investment in marketable security	1,368	192	27,648
Investment income	854	120
Interest income	2,000	281	2,246
Interest expense	(37)	(5)	(364)
Other income (expenses), net	6,110	859	(84)
Foreign exchange loss, net	(1,112)	(156)	(34)
Income before income taxes	204,850	28,797	243,549
Income tax expenses	(13,192)	(1,855)	(6,044)
Net income	191,658	26,942	237,505
Less: net income attributable to noncontrolling interest	2,296	323
Net income attributable to the Company’s shareholders	189,362	26,619	237,505
Other comprehensive income:
Other comprehensive income - foreign currency translation adjustment	1,299	183	825
Comprehensive income	192,957	27,125	238,330
Less: comprehensive income attributable to non-controlling interests	2,296	323
Comprehensive income attributable to the Company’s shareholders	¥ 190,661	$ 26,802	¥ 238,330
Weighted average number of shares:
Basic (in Shares)	38,518,087	38,518,087	30,728,931
Diluted (in Shares)	38,524,528	38,524,528	30,728,931
Earnings per share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.92	$ 0.69	¥ 7.73
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.92	$ 0.69	¥ 7.73
Net income attributable to the Company’s shareholders	¥ 189,362	$ 26,619	¥ 237,505
Less:
Change in fair value of contingent consideration	16,065	2,258	45,463
Change in fair value of warrants liability	10,340	1,454	21,830
Share based compensation	(9,515)	(1,338)	(12,367)
Adjusted net income attributable to the Company’s shareholders	¥ 172,472	$ 24,245	¥ 182,579
Adjusted net income per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.48	$ 0.63	¥ 5.94
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.48	$ 0.63	¥ 5.94